Unearned Revenue Disclosure	12 Months Ended
May 31, 2020
Notes
Unearned Revenue Disclosure

NOTE 7 - UNEARNED REVENUE

Changes to the unearned revenue as at May 31, 2020 and 2019:

	May 31, 2020	May 31, 2019
Unearned revenue, beginning of the year	$307,742	$51,585
Deposits on distribution rights	25,000	250,000
Security deposits received from/(refunded to) customers	(2,269)	6,806
Security deposits recognized in sales	(4,537)	-
Non-refundable deposit on distribution rights	(25,000)	-
Reacquisition of distribution rights	(250,000)	-
Non-refundable deposits	(51,190)	-
Foreign exchange	254	(649)
Unearned revenue, end of the year	$-	$307,742

During the year ended May 31, 2020, the Company entered into a letter of intent for the wholesale distribution rights to all Mainland China, not including Hong Kong (the “LOI”). As part of the LOI, the potential distributor (the “Distributor”) paid a non-refundable fee of $25,000, which was amortized over the full length of the LOI. As at May 31, 2020, the LOI has expired, and the Company recorded $76,190 as revenue from distribution rights.

On January 29, 2020, the Company entered into a buyback agreement (the “Buyback Agreement’) with its distributor operating under the distribution rights agreement dated March 21, 2019 (the “Underlying Agreement”). Pursuant to the Buyback Agreement, the Company agreed to reacquire the exclusive distribution rights granted under the Underlying Agreement in exchange for a royalty on all sales of the eBalance® device up to an aggregate $507,500, and warrants to acquire up to 2,000,000 shares of the Company’s common stock (the “Warrants”) as follows:

•A warrant to acquire up to 1,000,000 shares exercisable at $0.50 per share expiring on March 12, 2023

•A warrant to acquire up to 1,000,000 shares exercisable at $1.00 per share expiring on March 12, 2023

Both Warrants are subject to acceleration clauses whereby the expiry date of the $0.50-warrant can be accelerated in case where the weighted average closing price (the “WAP”) of the Company’s common shares over any 30-trading-day period is equal to or greater than $1.00 per share; the $1.00-warrant may be accelerated when WAP is equal to or greater than $1.75 per share (Note 10).

The Warrants were valued at $352,094 and were recorded as part of reserves. The fair value of the Warrants was valued using the Black-Scholes Option pricing model using the following assumptions:

January 29, 2020
Expected Warrant Life	5 years
Risk-Free Interest Rate	1.39%
Expected Dividend Yield	Nil
Expected Stock Price Volatility	177%

The transaction resulted in a loss on reacquisition of the distribution rights of $102,094 which was calculated as follows:

January 29, 2020
Non-refundable deposit on distribution rights	$250,000
Less: Fair market value of warrants	352,093
Loss on reacquisition of the distribution rights	$102,094

On May 31, 2020, the Company took into income the deferred revenue associated with non-refundable deposits the Company received during its Fiscal 2017 year. As at May 31, 2020, the deemed right to return the devices, which the Company provided as part of its efforts to secure various distribution channels for its eBalance® devices and gather information for its in-house observational studies, expired. Therefore, the non-refundable deposits were recorded as part of revenue from distribution rights.